Change in Net Assets for the Master Trust (Details) - Disney Savings and Investment Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net Asset Available for Benefit, Beginning Balance	$ 12,726,205
Changes in Net Assets [Abstract]
Net investment income	1,866,185
Increase in net assets	1,649,287
Net Asset Available for Benefit, Ending Balance	14,375,492
EBP, Nonconsolidated, Master Trust
EBP, Master Trust [Line Items]
Net Asset Available for Benefit, Beginning Balance	15,615,262
Changes in Net Assets [Abstract]
Dividends	94,657
Net appreciation in fair value of investments	2,296,739
Net investment income	2,391,396
Contributions received, benefits paid and other, net	29,790
Increase in net assets	2,421,186
Net Asset Available for Benefit, Ending Balance	$ 18,036,448